Note 14 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Chinese Yuan (Renminbi)			U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,			December 31,
	2013	2014	2015	2015
PRC	¥(501,808)	¥19,653,549	¥16,359,933	$2,525,539
Cayman Islands	(6,662,406)	(8,041,344)	(7,186,963)	(1,109,474)
Income (Loss) before income tax	¥(7,164,214)	¥11,612,205	¥9,172,970	$1,416,065

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Chinese Yuan (Renminbi)			U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,			December 31,
	2013	2014	2015	2015
Current tax before tax loss carry forwards (set-off)	¥891,449	¥3,656,684	¥849,365	$131,119
Tax loss carry forwards (set-off)	15,097	59,324	681,799	105,252
Current income taxes	906,546	3,716,008	1,531,164	236,371
Deferred income taxes	(619,250)	509,041	105,873	16,344
Total income tax expenses	¥287,296	¥4,225,049	¥1,637,037	$252,715

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Chinese Yuan (Renaming)			U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,			December 31,
	2013	2014	2015	2015
Income tax expense (benefit) computed at statutory tax rate of 25%	¥(1,791,053)	¥2,903,051	¥2,293,243	$354,016
Difference in tax rate of the Company outside the PRC	1,665,601	2,010,336	1,796,741	277,369
Effect of tax holiday for a subsidiary	44,142	(1,989,084)	(1,908,714)	(294,655)
Non-deductible expenses	396,408	1,241,422	1,604,669	247,718
Deductible expenses brought forward from prior years	-	-	(3,230,701)	(498,734)
Tax loss carry forward (set-off)	15,098	59,324	681,799	105,252
Withholding income tax for the dividends paid to Cayman Islands company	-	-	400,000	61,749
Deferred tax benefit	(42,900)	-	-
Income tax expenses	¥287,296	¥4,225,049	¥1,637,037	$252,715

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2014	2015	2015
Deferred Tax Assets:
Net operating loss carry forwards	¥134,060	¥978,317	$151,026
Allowance for doubtful accounts and write offs	2,220,401	3,993,501	616,490
Inventory provision	653,414	636,127	98,201
Accruals and others	5,187,854	1,859,303	287,026
Intangible assets impairment	980,504	980,504	151,364
Valuation allowance	(134,060)	(277,971)	(42,911)
Total deferred tax assets	¥9,042,173	¥8,169,780	$1,261,197

Deferred Tax Liabilities:
Property and equipment depreciation	¥(60,867)	¥17,635	$2,722
Refundable value added tax	(1,014,887)	(326,869)	(50,460)
Total deferred tax liabilities	¥(1,075,754)	¥(309,234)	$(47,738)

Net deferred tax assets	¥7,966,419	¥7,860,546	$1,213,459